Shareholders' Equity	12 Months Ended
Oct. 31, 2013
Stockholders Equity Note [Abstract]
Stockholders Equity Note Disclosure [Text Block]
6.	Shareholders’ Equity

Preferred Shares:

The Company’s Amended and Restated Memorandum of Association authorizes the issuance of up to 5,000,000 preferred shares each with such designation, rights and preferences as may be determined by the board of directors. No preferred shares are currently issued or outstanding.

Ordinary Shares:

The Company’s Amended and Restated Memorandum of Association authorizes the issuance of up to 75,000,000 ordinary shares. No ordinary shares are currently issued or outstanding.

Class A Shares:

The Company’s Amended and Restated Memorandum of Association authorizes the issuance of up to 25,000,000 Class A shares. As of April 30, 2013, 1,636,000 Class A shares were issued and outstanding, excluding 3,500,000 Class A shares subject to possible redemption or tender.

Class B Shares:

The Company’s Amended and Restated Memorandum of Association authorizes the issuance of up to 25,000,000 Class B Shares. No Class B shares are currently issued or outstanding.

Class C Shares:

The Company’s Amended and Restated Memorandum of Association authorizes the issuance of up to 25,000,000 Class C Shares. No Class C shares are currently issued or outstanding.

On November 28, 2011, the Company issued 100 ordinary shares to Kyle Shostak, the Company’s initial shareholder and founder, for a consideration of $0.01. On February 13, 2012, the Company issued 2,804,562 ordinary shares to CIS Acquisition Holding Co. Ltd. and 70,338 ordinary shares to Mr. Shostak for an aggregate consideration of $24,999.99, or approximately $0.0087 per share. On October 18, 2012, the founders contributed an aggregate of 1,437,500 shares of the Company’s ordinary shares to the Company’s capital at no cost to the Company and the Company subsequently cancelled such shares. On November 30, 2012, the founders contributed an aggregate of 75,000 shares of the Company’s ordinary shares to the Company’s capital at no cost to the Company and the Company subsequently cancelled such shares. On December 14, 2012, our founders contributed an aggregate of 272,500 shares to the Company’s capital at no cost to the Company and the Company subsequently cancelled such shares. Immediately prior to the consummation of the Public Offering, the founders exchanged all 1,090,000 ordinary shares for their respective portion of 1,090,000 newly-issued Class A Shares. The Company redeemed 90,000 of the founders’ Class A shares for no consideration because the underwriter’s over-allotment option expired unexercised on March 18, 2013 so that the Company’s founders own 20% of the issued and outstanding Class A shares (not including the Underwriter Shares) after the Public Offering. Additionally, the founders and the underwriters agreed not to redeem or tender the Class A Shares that they hold. The founders’ shares and the Underwriter Shares will automatically convert to Class C Shares or ordinary shares, as applicable, upon consummation of the Acquisition Transaction.